CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME
Interest and fees on loans		$ 84,281	$ 74,157	$ 70,930
Interest on securities
Taxable		10,928	9,921	7,805
Tax-exempt		2,000	1,250	907
Other investments		1,100	1,195	1,200
Total Interest Income		98,309	86,523	80,842
INTEREST EXPENSE
Deposits		6,775	4,941	4,009
Other borrowings and subordinated debentures		2,348	1,941	1,847
Total Interest Expense		9,123	6,882	5,856
Net Interest Income		89,186	79,641	74,986
Provision for loan losses		1,199	(1,309)	(2,714)
Net Interest Income After Provision for Loan Losses		87,987	80,950	77,700
NON-INTEREST INCOME
Service charges on deposit accounts		12,673	12,406	12,389
Interchange income		8,023	7,938	8,481
Net gains on assets
Mortgage loans		11,762	10,566	7,448
Securities		260	563	20
Mortgage loan servicing, net		1,647	2,222	1,751
Net gain on branch sale		0	0	1,193
Other		8,168	8,603	8,848
Total Non-Interest Income		42,533	42,298	40,130
NON-INTEREST EXPENSE
Compensation and employee benefits		55,089	49,579	48,186
Occupancy, net		8,102	8,023	8,369
Data processing		7,657	7,952	7,944
Furniture, fixtures and equipment		3,870	3,912	3,892
Communications		2,684	3,142	2,957
Loan and collection		2,230	2,512	3,609
Advertising		1,905	1,856	2,121
Legal and professional		1,892	1,742	2,013
Interchange expense		1,156	1,111	1,125
FDIC deposit insurance		894	1,049	1,366
Credit card and bank service fees		529	791	797
Merger related expense		284	0	0
Net (gains) losses on other real estate and repossessed assets		(606)	250	(180)
Litigation settlement expense		0	2,300	0
Loss on sale of payment plan business		0	320	0
Other		6,396	5,808	6,251
Total Non-interest Expense		92,082	90,347	88,450
Income Before Income Tax		38,438	32,901	29,380
Income tax expense		17,963	10,135	9,363
Net Income		$ 20,475	$ 22,766	$ 20,017
Net income per common share
Basic (in dollars per share)	[1]	$ 0.96	$ 1.06	$ 0.88
Diluted (in dollars per share)		0.95	1.05	0.86
Cash dividends declared and paid per common share (in dollars per share)		$ 0.42	$ 0.34	$ 0.26

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.